CAPITAL STOCK - Additional Information, Long-Term Performance Awards (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award performance period	3 years
Earnings per share and return on capital employed as percentage of share based payment	75.00%
Market based element as percentage of share based payment	25.00%
Long term performance awards, grant year	2017	2016	2015
Share-based Compensation	$ 57.1	$ 66.4	$ 89.7
Long-Term Performance Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation	$ 11.4	$ 9.4	$ 19.1